Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	ALTAMIRA THERAPEUTICS LTD.
Trading Symbol	CYTO
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	1,477,785
Amendment Flag	true
Amendment Description	Altamira Therapeutics Ltd. (the “Company”) is filing this Amendment No. 1 (“Amendment No. 1”) to the Annual Report on Form 20-F for the year ended December 31, 2023 (the “Original Form 20-F”), as filed with the United States Securities and Exchange Commission (the “SEC”) on April 10, 2024 (the “Original Filing Date”), solely to correct the date of the Report of Independent Registered Public Accounting Firm of Deloitte AG on page F-2. Pursuant to Rule 12b-15 under the Securities Exchange Act of 1934, this Amendment No. 1 also includes, as Exhibits 12.1, 12.2, 13.1 and 13.2 the certifications of the Principal Executive Officer and Principal Financial Officer of the Company pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act of 2002.Except as described above, no changes have been made to the Original Form 20-F, and this Amendment No. 1 does not modify, amend or update the financial or other information contained in the Original Form 20-F. This Amendment No. 1 does not reflect any events that have occurred on or after the Original Filing Date. Among other things, the Company has not revised forward-looking statements made in the Original Form 20-F to reflect events that occurred or facts that became known to the Company after the Original Filing Date. Therefore, this Amendment No. 1 should be read in conjunction with the Original Form 20-F and any other documents that the Company has filed with the SEC on or after the Original Filing Date.
Entity Central Index Key	0001601936
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36582
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	Clarendon House
Entity Address, Address Line Two	2 Church Street
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM11
Entity Address, Country	BM
Title of 12(b) Security	Common Shares, par value USD 0.002 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1235
Auditor Name	Roland Mueller
Auditor Location	Zurich, Switzerland
Business Contact
Document Information Line Items
Entity Address, Address Line One	Clarendon House
Entity Address, Address Line Two	2 Church Street
Entity Address, City or Town	Hamilton HM11
Entity Address, Postal Zip Code	HM11
Entity Address, Country	BM
Contact Personnel Name	Thomas Meyer
City Area Code	+1 (441)
Local Phone Number	295 59 50